NYSE

17010701

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 30, 2017

Received SEC

AUG 30 2017

Washington, DC 20549

CERT NYS
File No. 001-35169

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the $1.95 Series A Cumulative Convertible Preferred Shares of RLJ LODGING TRUST, under the Exchange Act of 1934.

Sincerely,

[signature]